[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


October 30, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

   Re: Van Kampen Focus Portfolios Insured Income Trust, Series 82 and Series 83 (Intermediate)
        File No. 333-65032    CIK #1025472

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on October 26, 2009.

Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.